Variable interest entities - Narratives (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Variable interest entities
Assets	¥ 143,893,331	¥ 144,079,023	¥ 131,578,895	¥ 153,406,427
Variable interest entities
Variable interest entities
Assets	56,111,181	54,811,375	49,387,069	53,108,471
Registered capital funds of the VIEs and its subsidiaries	19,101,737	13,202,870	14,357,869	13,444,434
Non distributable statutory reserves of the VIEs and its subsidiaries	¥ 130,411	¥ 89,487	¥ 64,034	¥ 23,808